Debt and Credit Arrangements - Future Minimum Principal Payments (Detail) $ in Thousands	Feb. 03, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 219,750
2019	19,250
2020	19,250
2021	19,250
2022	69,250
Thereafter	2,405,813
Total	$ 2,752,563